American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
April 30, 2020

Strategic Allocation: Aggressive - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 44.2%
Aerospace and Defense — 0.5%
AAR Corp.	1,613	31,584
Aerojet Rocketdyne Holdings, Inc.(1)	3,045	125,271
BAE Systems plc	43,505	278,891
General Dynamics Corp.	3,225	421,250
HEICO Corp.	6,704	587,270
Kratos Defense & Security Solutions, Inc.(1)	3,762	56,505
Lockheed Martin Corp.	1,357	527,954
Mercury Systems, Inc.(1)	1,265	112,787
PAE, Inc.(1)	5,349	45,413
Raytheon Technologies Corp.	9,439	611,742
Textron, Inc.	12,819	337,909
		3,136,576
Air Freight and Logistics — 0.2%
DSV Panalpina A/S	3,774	390,148
Expeditors International of Washington, Inc.	2,098	150,227
United Parcel Service, Inc., Class B	7,473	707,394
		1,247,769
Airlines — 0.1%
Southwest Airlines Co.	10,427	325,844
Auto Components — 0.3%
Aptiv plc	13,985	972,657
BorgWarner, Inc.	13,571	387,723
Hyundai Mobis Co. Ltd.	2,447	342,339
Minth Group Ltd.	26,000	61,101
Valeo SA	6,938	161,190
		1,925,010
Automobiles — 0.7%
Bayerische Motoren Werke AG	5,235	309,695
Daimler AG	13,474	465,114
Honda Motor Co. Ltd. ADR	16,699	401,611
Hyundai Motor Co.	4,243	327,494
Kia Motors Corp.	7,785	190,377
Nissan Motor Co. Ltd.	99,200	339,496
Tesla, Inc.(1)	2,749	2,149,388
Thor Industries, Inc.	5,044	333,913
Winnebago Industries, Inc.	1,384	61,408
		4,578,496
Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA	43,321	142,030
Banco Bradesco SA	33,330	108,426
Bank of America Corp.	45,802	1,101,538
Barclays plc	412,419	550,979
BNP Paribas SA	15,205	478,586

Citigroup, Inc.	6,809	330,645
Commerce Bancshares, Inc.	9,378	573,840
Commerzbank AG	59,940	221,950
FinecoBank Banca Fineco SpA(1)	10,319	114,953
First Hawaiian, Inc.	5,129	90,219
Hana Financial Group, Inc.	1,744	39,718
HDFC Bank Ltd. ADR	6,481	280,951
JPMorgan Chase & Co.	16,958	1,623,898
M&T Bank Corp.	2,090	234,247
Mitsubishi UFJ Financial Group, Inc.	139,300	559,768
Mizuho Financial Group, Inc.	379,000	441,323
PNC Financial Services Group, Inc. (The)	4,871	519,590
Prosperity Bancshares, Inc.	751	45,007
Societe Generale SA	11,379	178,124
Standard Chartered plc (London)	29,290	150,522
Sumitomo Mitsui Financial Group, Inc.	14,100	371,334
Truist Financial Corp.	24,425	911,541
UniCredit SpA(1)	13,303	102,764
Wells Fargo & Co.	15,308	444,697
Westamerica Bancorporation	5,418	341,334
		9,957,984
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(1)	3,979	1,856,243
Constellation Brands, Inc., Class A	11,632	1,915,674
PepsiCo, Inc.	9,979	1,320,122
Royal Unibrew A/S(1)	943	73,085
		5,165,124
Biotechnology — 1.5%
AbbVie, Inc.	5,834	479,555
ACADIA Pharmaceuticals, Inc.(1)	7,925	382,857
Acceleron Pharma, Inc.(1)	1,516	137,243
Aimmune Therapeutics, Inc.(1)	1,177	20,150
Alnylam Pharmaceuticals, Inc.(1)	9,412	1,239,560
Amarin Corp. plc ADR(1)	2,424	18,447
Amgen, Inc.	2,504	599,007
Amicus Therapeutics, Inc.(1)	6,422	75,844
Arena Pharmaceuticals, Inc.(1)	2,087	102,200
Argenx SE(1)	795	119,946
Argenx SE ADR(1)	4,546	665,943
Biogen, Inc.(1)	2,832	840,623
Biohaven Pharmaceutical Holding Co. Ltd.(1)	743	34,995
Blueprint Medicines Corp.(1)	7,854	462,051
ChemoCentryx, Inc.(1)	1,202	63,718
CSL Ltd.	2,937	582,160
Deciphera Pharmaceuticals, Inc.(1)	711	41,224
Exact Sciences Corp.(1)	5,928	468,193
FibroGen, Inc.(1)	1,758	64,853
Flexion Therapeutics, Inc.(1)	2,947	31,356
Global Blood Therapeutics, Inc.(1)	993	75,984

Halozyme Therapeutics, Inc.(1)	4,311	97,666
Heron Therapeutics, Inc.(1)	2,377	33,896
Immunomedics, Inc.(1)	23,032	699,712
Insmed, Inc.(1)	4,332	99,636
Ionis Pharmaceuticals, Inc.(1)	5,965	331,236
Iovance Biotherapeutics, Inc.(1)	2,964	95,293
MorphoSys AG(1)	1,052	110,743
Natera, Inc.(1)	3,775	139,826
PeptiDream, Inc.(1)	1,600	59,979
Principia Biopharma, Inc.(1)	740	46,013
PTC Therapeutics, Inc.(1)	1,579	80,403
Regeneron Pharmaceuticals, Inc.(1)	1,412	742,543
Turning Point Therapeutics, Inc.(1)	3,560	183,376
Ultragenyx Pharmaceutical, Inc.(1)	1,135	68,588
Vertex Pharmaceuticals, Inc.(1)	2,497	627,246
Viela Bio, Inc.(1)	608	24,703
		9,946,768
Building Products — 0.6%
Builders FirstSource, Inc.(1)	4,988	91,530
Fortune Brands Home & Security, Inc.	17,155	826,871
Johnson Controls International plc	61,865	1,800,890
Lindab International AB	6,133	56,628
Masonite International Corp.(1)	1,933	114,202
Trane Technologies plc	9,164	801,117
Trex Co., Inc.(1)	1,509	143,687
		3,834,925
Capital Markets — 1.9%
Ameriprise Financial, Inc.	5,598	643,434
Ares Management Corp., Class A	4,339	145,573
Bank of New York Mellon Corp. (The)	42,732	1,604,159
BlackRock, Inc.	1,253	629,056
Credit Suisse Group AG(1)	64,558	584,637
Euronext NV	1,383	116,212
Flatex AG(1)	1,318	41,450
Hamilton Lane, Inc., Class A	2,566	166,405
Intercontinental Exchange, Inc.	16,177	1,447,033
Intermediate Capital Group plc	8,972	127,633
London Stock Exchange Group plc	5,896	554,208
LPL Financial Holdings, Inc.	15,446	930,158
Magellan Financial Group Ltd.	2,620	86,132
MarketAxess Holdings, Inc.	1,080	491,411
Morgan Stanley	12,331	486,211
MSCI, Inc.	3,130	1,023,510
Northern Trust Corp.	15,975	1,264,581
Partners Group Holding AG	439	346,066
S&P Global, Inc.	1,991	583,124
T. Rowe Price Group, Inc.	2,996	346,427
TMX Group Ltd.	1,509	130,731
UBS Group AG	32,094	344,305
		12,092,456

Chemicals — 0.4%
Air Liquide SA	2,990	380,777
Albemarle Corp.	3,384	207,879
Ecolab, Inc.	1,781	344,624
H.B. Fuller Co.	2,088	76,818
Koninklijke DSM NV	2,600	318,773
Linde plc	2,551	469,359
Nissan Chemical Corp.	2,700	103,220
Sherwin-Williams Co. (The)	565	303,049
Symrise AG	3,340	339,054
Zeon Corp.	1,100	9,638
		2,553,191
Commercial Services and Supplies — 0.3%
A-Living Services Co. Ltd., H Shares	39,000	213,288
Babcock International Group plc	92,621	492,180
Boyd Group Services, Inc.	478	67,255
Brink's Co. (The)	2,127	108,732
Casella Waste Systems, Inc., Class A(1)	2,662	123,464
Cintas Corp.	1,331	295,256
Clean Harbors, Inc.(1)	2,789	149,016
HomeServe plc	7,828	110,025
IAA, Inc.(1)	3,115	120,239
Japan Elevator Service Holdings Co. Ltd.	2,000	51,122
Loomis AB, B Shares	3,173	77,504
Republic Services, Inc.	4,046	316,964
Serco Group plc(1)	55,673	90,414
		2,215,459
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	4,631	1,015,579
AudioCodes Ltd.	4,887	149,591
Cisco Systems, Inc.	30,232	1,281,232
F5 Networks, Inc.(1)	13,095	1,823,610
Lumentum Holdings, Inc.(1)	531	42,963
Motorola Solutions, Inc.	1,220	175,448
Telefonaktiebolaget LM Ericsson, B Shares	48,577	422,843
		4,911,266
Construction and Engineering†
Hazama Ando Corp.	13,200	82,687
NRW Holdings Ltd.	61,521	66,521
SHO-BOND Holdings Co. Ltd.	2,700	109,365
		258,573
Construction Materials — 0.2%
Breedon Group plc(1)	41,029	44,125
Martin Marietta Materials, Inc.	3,025	575,446
Summit Materials, Inc., Class A(1)	4,618	69,778
Vulcan Materials Co.	2,773	313,266
		1,002,615
Consumer Finance — 0.1%
American Express Co.	4,143	378,049

Cembra Money Bank AG	1,270	120,857
		498,906
Containers and Packaging — 0.5%
Ball Corp.	15,195	996,640
Berry Global Group, Inc.(1)	3,130	124,543
Graphic Packaging Holding Co.	17,026	227,297
Huhtamaki Oyj	3,055	114,341
Packaging Corp. of America	5,028	485,956
SIG Combibloc Group AG(1)	7,519	121,100
Sonoco Products Co.	11,422	557,850
WestRock Co.	8,924	287,264
		2,914,991
Distributors — 0.2%
Genuine Parts Co.	6,415	508,581
LKQ Corp.(1)	19,893	520,202
		1,028,783
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	3,217	374,619
Chegg, Inc.(1)	27,885	1,192,084
		1,566,703
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	8,864	1,660,759
ECN Capital Corp.	907	2,574
Element Fleet Management Corp.	12,189	89,932
Zenkoku Hosho Co. Ltd.	3,400	99,470
		1,852,735
Diversified Telecommunication Services — 0.5%
BT Group plc	68,502	100,232
Cellnex Telecom SA(1)	20,298	1,064,368
Verizon Communications, Inc.	33,004	1,896,080
		3,060,680
Electric Utilities — 1.0%
Edison International	14,166	831,686
Eversource Energy	3,941	318,039
Iberdrola SA	42,988	430,936
NextEra Energy, Inc.	4,613	1,066,156
Pinnacle West Capital Corp.	25,005	1,925,135
Xcel Energy, Inc.	27,688	1,759,849
		6,331,801
Electrical Equipment — 1.1%
ABB Ltd.	11,777	223,864
AMETEK, Inc.	11,176	937,331
Eaton Corp. plc	4,728	394,788
Emerson Electric Co.	32,663	1,862,771
Hubbell, Inc.	11,257	1,400,708
nVent Electric plc	61,358	1,144,327
Schneider Electric SE	6,654	609,596
Sensata Technologies Holding plc(1)	11,442	416,260
Signify NV	3,118	63,673
		7,053,318

Electronic Equipment, Instruments and Components — 1.1%
Anritsu Corp.	6,300	127,630
Barco NV	497	79,633
CDW Corp.	948	105,038
Cognex Corp.	50,453	2,787,024
Electrocomponents plc	13,174	96,001
Hexagon AB, B Shares	7,952	395,932
Keyence Corp.	1,400	502,970
Keysight Technologies, Inc.(1)	10,731	1,038,439
Murata Manufacturing Co. Ltd.	9,100	506,228
SYNNEX Corp.	1,085	95,003
TE Connectivity Ltd.	17,422	1,279,820
		7,013,718
Energy Equipment and Services — 0.1%
Baker Hughes Co.	19,759	275,638
Cactus, Inc., Class A	18,722	332,877
Subsea 7 SA(1)	5,520	30,716
		639,231
Entertainment — 0.4%
Activision Blizzard, Inc.	3,021	192,528
Embracer Group AB(1)	8,094	86,330
Netflix, Inc.(1)	2,720	1,141,992
Stillfront Group AB(1)	1,626	97,295
Walt Disney Co. (The)	10,233	1,106,699
Zynga, Inc., Class A(1)	16,049	121,009
		2,745,853
Equity Real Estate Investment Trusts (REITs) — 2.7%
Agree Realty Corp.	7,620	496,138
Alexandria Real Estate Equities, Inc.	2,708	425,400
American Homes 4 Rent, Class A	6,212	149,958
American Tower Corp.	1,229	292,502
Americold Realty Trust	5,992	183,295
Brixmor Property Group, Inc.	7,026	80,448
Canadian Apartment Properties REIT	3,674	126,430
Charter Hall Group	29,304	144,090
Comforia Residential REIT, Inc.	114	338,937
CoreSite Realty Corp.	916	111,010
Corporate Office Properties Trust	5,774	152,549
Cousins Properties, Inc.	4,074	122,913
Derwent London plc	7,156	280,144
DiamondRock Hospitality Co.	9,838	61,291
Digital Realty Trust, Inc.	1,188	177,594
Embassy Office Parks REIT	12,600	61,852
Empire State Realty Trust, Inc., Class A	17,059	142,613
Equinix, Inc.	702	473,990
Equity Residential	5,332	346,900
Fibra Uno Administracion SA de CV	355,813	295,416
Gecina SA	1,082	141,339
Global Medical REIT, Inc.	8,009	83,454

Goodman Group	24,057	202,185
Granite Real Estate Investment Trust	3,747	171,205
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,443	96,370
Healthpeak Properties, Inc.	22,368	584,700
Inmobiliaria Colonial Socimi SA	10,611	102,453
Invesco Office J-Reit, Inc.	1,177	156,055
Invitation Homes, Inc.	18,463	436,650
JBG SMITH Properties	6,096	206,959
Kilroy Realty Corp.	2,360	146,934
Link REIT	11,600	102,886
Mapletree Industrial Trust	151,000	271,163
MGM Growth Properties LLC, Class A	16,367	411,957
Mitsui Fudosan Logistics Park, Inc.	80	315,024
Omega Healthcare Investors, Inc.	3,853	112,315
Orix JREIT, Inc.	228	273,175
Piedmont Office Realty Trust, Inc., Class A	16,142	280,064
Prologis, Inc.	24,031	2,144,286
QTS Realty Trust, Inc., Class A	5,326	333,035
Realty Income Corp.	3,201	175,799
Rexford Industrial Realty, Inc.	10,419	424,262
Safestore Holdings plc	11,097	100,550
SBA Communications Corp.	8,834	2,561,153
Segro plc	26,170	273,694
Summit Industrial Income REIT	14,109	105,213
Sun Communities, Inc.	2,847	382,637
UDR, Inc.	7,484	280,425
UNITE Group plc (The)	18,672	206,030
Urban Edge Properties	11,381	130,881
Welltower, Inc.	13,232	677,875
Weyerhaeuser Co.	30,601	669,244
		17,023,442
Food and Staples Retailing — 0.4%
Cosmos Pharmaceutical Corp.	400	106,805
Costco Wholesale Corp.	937	283,911
Grocery Outlet Holding Corp.(1)	3,465	115,281
Kobe Bussan Co. Ltd.	2,200	105,558
Koninklijke Ahold Delhaize NV	25,595	622,017
Sprouts Farmers Market, Inc.(1)	2,850	59,223
Sysco Corp.	12,079	679,685
Walmart, Inc.	5,657	687,608
Zur Rose Group AG(1)	407	66,850
		2,726,938
Food Products — 0.6%
AAK AB	4,266	70,033
Ariake Japan Co. Ltd.	1,300	75,272
Ausnutria Dairy Corp. Ltd.(1)	43,000	79,762
Bakkafrost P/F	871	43,136
Beyond Meat, Inc.(1)	149	14,750
Conagra Brands, Inc.	19,201	642,081

Freshpet, Inc.(1)	1,414	106,630
J.M. Smucker Co. (The)	4,366	501,697
Kellogg Co.	6,252	409,506
Mondelez International, Inc., Class A	22,417	1,153,130
Nestle SA	4,024	425,080
Nomad Foods Ltd.(1)	2,094	43,157
Orkla ASA	42,816	388,019
		3,952,253
Gas Utilities — 0.2%
Atmos Energy Corp.	3,753	382,694
Chesapeake Utilities Corp.	1,297	113,980
Nippon Gas Co. Ltd.	3,100	102,302
Spire, Inc.	6,800	496,128
		1,095,104
Health Care Equipment and Supplies — 2.3%
Align Technology, Inc.(1)	1,436	308,525
Baxter International, Inc.	4,557	404,570
DexCom, Inc.(1)	2,351	788,055
Edwards Lifesciences Corp.(1)	1,731	376,493
Envista Holdings Corp.(1)	22,093	430,151
Globus Medical, Inc., Class A(1)	2,231	105,883
Hologic, Inc.(1)	26,449	1,325,095
Hoya Corp.	3,800	347,271
ICU Medical, Inc.(1)	492	107,901
Insulet Corp.(1)	525	104,853
Intuitive Surgical, Inc.(1)	3,463	1,769,177
Masimo Corp.(1)	3,657	782,269
Medtronic plc	25,771	2,516,023
Menicon Co. Ltd.	1,000	43,534
Nihon Kohden Corp.	2,900	103,758
OrthoPediatrics Corp.(1)	1,482	72,396
ResMed, Inc.	632	98,162
Siemens Healthineers AG	9,009	397,220
Silk Road Medical, Inc.(1)	5,792	242,569
Tandem Diabetes Care, Inc.(1)	2,185	174,319
Teleflex, Inc.	3,311	1,110,509
Terumo Corp.	7,900	260,719
Varian Medical Systems, Inc.(1)	3,255	372,307
Zimmer Biomet Holdings, Inc.	18,959	2,269,392
		14,511,151
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc.(1)	1,959	47,036
Alfresa Holdings Corp.	14,300	285,867
Amplifon SpA	2,457	56,436
Cardinal Health, Inc.	12,479	617,461
Centene Corp.(1)	12,860	856,219
Chemed Corp.	157	65,401
Cigna Corp.	1,277	250,011
CVS Health Corp.	7,521	462,918

Encompass Health Corp.	16,643	1,102,599
Ensign Group, Inc. (The)	1,942	72,650
HealthEquity, Inc.(1)	2,120	119,292
Henry Schein, Inc.(1)	7,674	418,693
Humana, Inc.	764	291,710
Korian SA	3,463	116,534
McKesson Corp.	5,121	723,341
Pennant Group, Inc. (The)(1)	2,811	55,630
Quest Diagnostics, Inc.	11,926	1,313,172
R1 RCM, Inc.(1)	14,158	146,111
UnitedHealth Group, Inc.	2,500	731,175
Universal Health Services, Inc., Class B	6,641	701,887
		8,434,143
Health Care Technology — 0.4%
Cerner Corp.	17,697	1,227,995
CompuGroup Medical SE	284	21,640
Health Catalyst, Inc.(1)	3,375	90,011
Teladoc Health, Inc.(1)	1,422	234,047
Veeva Systems, Inc., Class A(1)	4,230	807,084
		2,380,777
Hotels, Restaurants and Leisure — 0.8%
Chipotle Mexican Grill, Inc.(1)	2,580	2,266,659
Churchill Downs, Inc.	1,020	102,225
Greggs plc	1,368	31,588
Hilton Worldwide Holdings, Inc.	4,660	352,809
Las Vegas Sands Corp.	10,019	481,112
Planet Fitness, Inc., Class A(1)	12,155	733,311
Sodexo SA	7,387	587,412
Starbucks Corp.	5,246	402,526
Wingstop, Inc.	1,145	134,274
		5,091,916
Household Durables — 0.1%
Bellway plc	2,284	76,681
Breville Group Ltd.	3,369	37,643
D.R. Horton, Inc.	8,248	389,470
Haseko Corp.	16,400	179,517
Man Wah Holdings Ltd.	80,400	46,109
Token Corp.	1,300	89,249
TopBuild Corp.(1)	1,573	146,588
		965,257
Household Products — 0.6%
Colgate-Palmolive Co.	12,192	856,732
Kimberly-Clark Corp.	7,952	1,101,193
Procter & Gamble Co. (The)	13,298	1,567,435
Reynolds Consumer Products, Inc.	4,517	146,486
		3,671,846
Independent Power and Renewable Electricity Producers†
Falck Renewables SpA	17,238	84,910
Innergex Renewable Energy, Inc.	9,097	122,082
		206,992

Industrial Conglomerates — 0.2%
Honeywell International, Inc.	4,000	567,600
Lifco AB, B Shares	939	44,780
Siemens AG	9,626	894,147
		1,506,527
Insurance — 1.3%
Aegon NV	66,891	172,540
Aflac, Inc.	16,965	631,777
AIA Group Ltd.	57,600	524,301
Arthur J. Gallagher & Co.	3,037	238,405
Brown & Brown, Inc.	3,479	124,931
BRP Group, Inc., Class A(1)	6,765	67,785
Chubb Ltd.	19,736	2,131,685
eHealth, Inc.(1)	1,104	117,797
Globe Life, Inc.	1,156	95,185
Goosehead Insurance, Inc., Class A(1)	2,579	144,785
Kinsale Capital Group, Inc.	852	92,544
Marsh & McLennan Cos., Inc.	9,560	930,475
Palomar Holdings, Inc.(1)	2,283	133,556
ProAssurance Corp.	13,597	290,840
Progressive Corp. (The)	3,783	292,426
Prudential Financial, Inc.	2,944	183,617
Reinsurance Group of America, Inc.	12,165	1,273,432
Travelers Cos., Inc. (The)	3,210	324,884
Zurich Insurance Group AG	1,371	437,044
		8,208,009
Interactive Media and Services — 1.5%
Alphabet, Inc., Class A(1)	1,437	1,935,208
Alphabet, Inc., Class C(1)	1,637	2,207,757
Baidu, Inc. ADR(1)	4,188	422,695
Facebook, Inc., Class A(1)	13,440	2,751,302
Kakaku.com, Inc.	2,400	48,757
Pinterest, Inc., Class A(1)	8,187	169,143
Tencent Holdings Ltd.	21,300	1,130,031
Twitter, Inc.(1)	36,556	1,048,426
		9,713,319
Internet and Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd. ADR(1)	2,981	604,159
Amazon.com, Inc.(1)	2,077	5,138,498
ASOS plc(1)	10,834	326,870
boohoo Group plc(1)	18,250	74,328
Etsy, Inc.(1)	1,027	66,621
Expedia Group, Inc.	1,919	136,211
HelloFresh SE(1)	3,302	117,009
Trainline plc(1)	19,893	95,209
		6,558,905
IT Services — 2.4%
Accenture plc, Class A	2,901	537,236
Adyen NV(1)	549	540,054

Afterpay Ltd.(1)	3,177	62,584
Alten SA	290	20,902
Atos SE	2,641	188,585
Bechtle AG	542	78,552
CACI International, Inc., Class A(1)	614	153,586
Capita plc(1)	181,150	89,058
Edenred	7,408	298,776
Fiserv, Inc.(1)	16,636	1,714,506
GDS Holdings Ltd. ADR(1)	11,097	636,080
GMO Payment Gateway, Inc.	800	71,488
I3 Verticals, Inc., Class A(1)	2,294	53,313
International Business Machines Corp.	2,192	275,227
Limelight Networks, Inc.(1)	9,682	49,088
Mastercard, Inc., Class A	8,939	2,457,957
Megaport Ltd.(1)	7,483	57,141
NEXTDC Ltd.(1)	19,797	112,867
Okta, Inc.(1)	6,878	1,040,641
PayPal Holdings, Inc.(1)	3,887	478,101
Repay Holdings Corp.(1)	8,141	145,480
SCSK Corp.	1,300	58,495
SHIFT, Inc.(1)	1,000	83,093
Square, Inc., Class A(1)	40,025	2,607,228
Twilio, Inc., Class A(1)	6,606	741,854
Visa, Inc., Class A	17,482	3,124,383
		15,676,275
Leisure Products†
BRP, Inc.	1,858	55,609
Callaway Golf Co.	6,964	99,724
Games Workshop Group plc	1,353	102,658
		257,991
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	5,683	435,659
Bruker Corp.	12,464	490,084
Evotec SE(1)	2,960	73,457
Lonza Group AG	1,303	569,486
Mettler-Toledo International, Inc.(1)	839	604,030
NeoGenomics, Inc.(1)	4,955	135,470
PRA Health Sciences, Inc.(1)	1,293	124,774
Tecan Group AG	320	103,343
		2,536,303
Machinery — 0.9%
Caterpillar, Inc.	1,537	178,876
Chart Industries, Inc.(1)	2,259	80,691
Cummins, Inc.	6,141	1,004,054
FANUC Corp.	6,100	1,005,854
Graco, Inc.	9,578	427,754
Harmonic Drive Systems, Inc.	2,100	97,572
IMI plc	43,455	453,303
Kennametal, Inc.	2,031	52,014

Kornit Digital Ltd.(1)	960	31,848
Nabtesco Corp.	4,200	120,634
Navistar International Corp.(1)	3,414	81,151
PACCAR, Inc.	7,832	542,209
Parker-Hannifin Corp.	4,180	660,942
RBC Bearings, Inc.(1)	234	29,643
Valmet Oyj	2,827	64,817
Westinghouse Air Brake Technologies Corp.	19,286	1,088,116
		5,919,478
Media — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA	22,722	58,801
Comcast Corp., Class A	10,318	388,266
Fox Corp., Class B	16,551	423,044
Future plc	4,860	63,216
Nippon Television Holdings, Inc.	24,900	278,440
Publicis Groupe SA	9,644	287,007
Stroeer SE & Co. KGaA	831	52,762
TV Asahi Holdings Corp.	8,700	129,691
WPP plc	41,142	322,334
		2,003,561
Metals and Mining†
Saracen Mineral Holdings Ltd.(1)	42,397	115,170
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	8,718	90,667
Multi-Utilities — 0.2%
Ameren Corp.	3,848	279,942
CMS Energy Corp.	4,739	270,550
NorthWestern Corp.	10,002	577,015
		1,127,507
Multiline Retail — 0.2%
Magazine Luiza SA	45,843	423,537
Pan Pacific International Holdings Corp.	15,800	304,861
Seria Co. Ltd.	1,700	55,179
Target Corp.	3,279	359,838
		1,143,415
Oil, Gas and Consumable Fuels — 1.0%
Chevron Corp.	7,689	707,388
CNOOC Ltd.	393,000	441,158
CNOOC Ltd. ADR	391	43,937
ConocoPhillips	26,709	1,124,449
Eni SpA	43,278	411,279
Gazprom PJSC ADR	54,715	278,210
Gazprom PJSC	27,588	70,739
Gibson Energy, Inc.	2,875	40,958
Neste Oyj	12,324	437,141
Noble Energy, Inc.	21,325	209,198
Parex Resources, Inc.(1)	4,835	53,006
PetroChina Co. Ltd., H Shares	1,014,000	362,936
Phillips 66	3,617	264,656

Saras SpA	210,906	199,145
Surgutneftegas PJSC Preference Shares	1,088,728	533,161
TOTAL SA	13,499	486,738
TOTAL SA ADR	17,214	605,072
Valero Energy Corp.	2,966	187,896
		6,457,067
Paper and Forest Products — 0.1%
Mondi plc	26,848	477,457
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	945	166,698
Inter Parfums, Inc.	688	30,747
Jamieson Wellness, Inc.	1,848	41,780
Ontex Group NV	10,288	187,870
Shiseido Co. Ltd.	8,100	477,817
Unilever NV (New York)	22,902	1,131,817
		2,036,729
Pharmaceuticals — 1.3%
AstraZeneca plc	5,377	564,071
Bristol-Myers Squibb Co.	10,248	623,181
Catalent, Inc.(1)	2,990	206,758
Dechra Pharmaceuticals plc	1,899	66,302
GlaxoSmithKline plc	42,602	891,923
Horizon Therapeutics plc(1)	2,621	94,461
Johnson & Johnson	12,041	1,806,632
Merck & Co., Inc.	9,894	784,990
MyoKardia, Inc.(1)	965	60,621
Novo Nordisk A/S, B Shares	12,611	805,263
Optinose, Inc.(1)	2,511	10,144
Pfizer, Inc.	35,757	1,371,639
Reata Pharmaceuticals, Inc., Class A(1)	257	40,647
Sanofi	1,378	134,815
Sanofi ADR	15,546	728,019
Zoetis, Inc.	2,276	294,310
		8,483,776
Professional Services — 0.6%
ASGN, Inc.(1)	2,520	117,054
IHS Markit Ltd.	12,765	859,084
IR Japan Holdings Ltd.	900	53,977
Nihon M&A Center, Inc.	3,200	105,223
Randstad Holding NV	3,061	123,017
Recruit Holdings Co. Ltd.	17,700	519,245
Teleperformance	1,797	403,020
UT Group Co. Ltd.(1)	3,500	49,727
Verisk Analytics, Inc.	12,658	1,934,522
		4,164,869
Real Estate Management and Development — 0.6%
Altus Group Ltd.	1,593	48,101
Ayala Land, Inc.	158,890	97,156
CapitaLand Ltd.(1)	48,300	101,941

Colliers International Group, Inc.	1,615	88,631
Corp. Inmobiliaria Vesta SAB de CV	101,698	139,333
ESR Cayman Ltd.(1)	47,600	104,481
Fabege AB	10,560	126,314
Fastighets AB Balder, B Shares(1)	2,677	105,658
FirstService Corp.	2,701	233,532
Longfor Group Holdings Ltd.	56,500	280,012
Mitsubishi Estate Co. Ltd.	18,700	304,333
Mitsui Fudosan Co. Ltd.	14,300	264,028
New World Development Co. Ltd.	66,000	77,510
Samhallsbyggnadsbolaget i Norden AB	154,908	299,711
Shimao Property Holdings Ltd.	45,000	180,483
Shurgard Self Storage SA	2,873	94,814
Sun Hung Kai Properties Ltd.	20,500	277,394
Times China Holdings Ltd.	81,000	132,231
VGP NV	1,272	147,267
Vonovia SE	11,296	558,524
		3,661,454
Road and Rail — 0.6%
ArcBest Corp.	2,207	44,956
Heartland Express, Inc.	25,907	507,518
J.B. Hunt Transport Services, Inc.	6,189	625,832
Norfolk Southern Corp.	6,606	1,130,287
TFI International, Inc.	4,067	112,781
Union Pacific Corp.	7,725	1,234,378
		3,655,752
Semiconductors and Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.(1)	17,136	897,755
Applied Materials, Inc.	19,062	947,000
ASM International NV	611	67,375
ASML Holding NV	1,119	332,397
Broadcom, Inc.	1,153	313,178
Entegris, Inc.	1,178	63,883
Inphi Corp.(1)	1,509	145,679
Intel Corp.	9,540	572,209
Lasertec Corp.	1,600	106,437
Lattice Semiconductor Corp.(1)	4,807	108,206
Marvell Technology Group Ltd.	17,263	461,613
Maxim Integrated Products, Inc.	21,432	1,178,331
Microchip Technology, Inc.	2,990	262,313
Micron Technology, Inc.(1)	14,192	679,655
MKS Instruments, Inc.	919	92,111
Monolithic Power Systems, Inc.	499	99,755
Nova Measuring Instruments Ltd.(1)	2,115	81,026
NVIDIA Corp.	2,028	592,744
Power Integrations, Inc.	962	98,461
SCREEN Holdings Co. Ltd.	1,000	48,457
Skyworks Solutions, Inc.	4,787	497,273
SOITEC(1)	682	62,803

Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	562,770
Teradyne, Inc.	9,871	617,332
Texas Instruments, Inc.	1,655	192,096
Xilinx, Inc.	3,957	345,842
		9,426,701
Software — 2.8%
Adobe, Inc.(1)	1,180	417,295
Atlassian Corp. plc, Class A(1)	4,439	690,220
Avalara, Inc.(1)	892	79,718
Avast plc	26,501	153,090
Cadence Design Systems, Inc.(1)	16,146	1,309,925
Coupa Software, Inc.(1)	2,276	400,781
Dassault Systemes SE	2,316	339,305
Descartes Systems Group, Inc. (The)(1)	2,137	89,828
DocuSign, Inc.(1)	14,022	1,468,805
Envestnet, Inc.(1)	7,443	465,336
Everbridge, Inc.(1)	1,043	116,169
Fair Isaac Corp.(1)	253	89,294
Five9, Inc.(1)	2,354	218,145
Globant SA(1)	783	90,570
Microsoft Corp.	20,257	3,630,257
Model N, Inc.(1)	4,644	134,026
Palo Alto Networks, Inc.(1)	3,097	608,591
Paylocity Holding Corp.(1)	522	59,785
Proofpoint, Inc.(1)	4,676	569,209
Rapid7, Inc.(1)	2,284	104,036
RealPage, Inc.(1)	1,840	118,662
RingCentral, Inc., Class A(1)	7,725	1,765,394
salesforce.com, Inc.(1)	12,474	2,020,164
Sinch AB(1)	1,751	91,101
Slack Technologies, Inc., Class A(1)	49,462	1,320,141
Splunk, Inc.(1)	6,003	842,581
TeamViewer AG(1)	3,011	130,829
Temenos AG(1)	3,516	458,159
		17,781,416
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	5,585	675,282
Burlington Stores, Inc.(1)	4,600	840,374
Five Below, Inc.(1)	5,912	533,026
Home Depot, Inc. (The)	4,282	941,312
JD Sports Fashion plc	12,562	83,846
Kingfisher plc	293,798	582,732
Lithia Motors, Inc., Class A	948	104,811
National Vision Holdings, Inc.(1)	4,978	131,917
Ross Stores, Inc.	6,296	575,203
TJX Cos., Inc. (The)	9,751	478,287
		4,946,790
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	8,030	2,359,214

HP, Inc.	23,003	356,777
		2,715,991
Textiles, Apparel and Luxury Goods — 0.5%
ANTA Sports Products Ltd.	39,000	333,220
Crocs, Inc.(1)	2,757	66,857
Deckers Outdoor Corp.(1)	573	85,239
lululemon athletica, Inc.(1)	1,608	359,356
LVMH Moet Hennessy Louis Vuitton SE	1,099	425,082
NIKE, Inc., Class B	18,949	1,651,974
Puma SE	5,324	334,416
VF Corp.	2,769	160,879
		3,417,023
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	35,072	420,514
NMI Holdings, Inc., Class A(1)	7,589	102,603
		523,117
Trading Companies and Distributors — 0.3%
Applied Industrial Technologies, Inc.	2,227	116,672
Beijer Ref AB	1,945	40,339
Diploma plc	3,274	71,218
Fastenal Co.	8,653	313,412
IMCD NV	1,335	118,221
MonotaRO Co. Ltd.	14,200	456,639
MSC Industrial Direct Co., Inc., Class A	8,255	492,328
Seven Group Holdings Ltd.	11,529	112,295
SiteOne Landscape Supply, Inc.(1)	1,328	117,701
United Rentals, Inc.(1)	702	90,207
Yamazen Corp.	8,000	68,103
		1,997,135
Water Utilities†
SJW Group	1,672	99,534
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	10,406	435,842
TOTAL COMMON STOCKS (Cost $236,034,044)		283,056,374
AFFILIATED FUNDS(2) — 37.9%
American Century Diversified Corporate Bond ETF	288,278	14,608,488
American Century Quality Diversified International ETF	766,032	27,236,421
American Century STOXX U.S. Quality Growth ETF	1,015,554	43,636,020
American Century STOXX U.S. Quality Value ETF	942,804	32,794,400
Avantis Emerging Markets Equity ETF	773,619	33,567,328
Avantis International Equity ETF	594,485	25,556,910
Avantis International Small Cap Value ETF	187,972	7,729,409
Avantis U.S. Equity ETF	976,876	45,375,890
Avantis U.S. Small Cap Value ETF	328,594	12,328,847
TOTAL AFFILIATED FUNDS (Cost $268,612,347)		242,833,713
CORPORATE BONDS — 4.8%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(3)	25,000	20,891

Bombardier, Inc., 5.75%, 3/15/22(3)		125,000	94,306
Bombardier, Inc., 6.00%, 10/15/22(3)		30,000	22,687
Howmet Aerospace, Inc., 5.40%, 4/15/21		34,000	34,733
Howmet Aerospace, Inc., 5.125%, 10/1/24		160,000	154,711
Raytheon Technologies Corp., 6.05%, 6/1/36		66,000	92,742
TransDigm, Inc., 6.375%, 6/15/26		50,000	43,020
			463,090
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(3)		30,000	30,254
Airlines†
United Airlines Holdings, Inc., 5.00%, 2/1/24		140,000	107,905
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		15,000	12,631
ZF North America Capital, Inc., 4.75%, 4/29/25(3)		110,000	102,800
			115,431
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	328,350
General Motors Co., 5.15%, 4/1/38		60,000	49,187
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	127,159
			504,696
Banks — 0.7%
Akbank T.A.S., 5.00%, 10/24/22		70,000	68,182
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		143,000	157,985
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	114,035
Banistmo SA, 3.65%, 9/19/22		$150,000	146,184
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	128,451
Bank of America Corp., VRN, 3.42%, 12/20/28		$13,000	13,950
Bank of Montreal, MTN, 3.30%, 2/5/24		205,000	216,596
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	59,286
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	110,834
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	108,708
CIT Group, Inc., 5.00%, 8/1/23		$50,000	49,197
Citigroup, Inc., 2.75%, 4/25/22		110,000	112,701
Citigroup, Inc., VRN, 3.52%, 10/27/28		140,000	148,782
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	132,054
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	109,917
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	73,511
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	111,608
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	130,000	152,022
Fifth Third BanCorp., 4.30%, 1/16/24		$40,000	42,985
HSBC Holdings plc, 2.95%, 5/25/21		200,000	203,008
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		170,000	161,500
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30		265,000	292,491
KEB Hana Bank, MTN, 4.375%, 9/30/24		114,000	120,182
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	93,501
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	30,463
Royal Bank of Canada, MTN, VRN, 1.23%, (3-month LIBOR plus 0.24%), 10/26/20		$1,000,000	998,174
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	58,992
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	119,385

Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,749
Woori Bank, MTN, 4.75%, 4/30/24		86,000	90,988
			4,332,421
Beverages†
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		130,000	149,580
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		20,000	21,743
AbbVie, Inc., 4.40%, 11/6/42		80,000	92,942
Amgen, Inc., 4.66%, 6/15/51		80,000	104,826
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	258,565
			478,076
Building Products†
Standard Industries, Inc., 6.00%, 10/15/25(3)		100,000	103,625
Capital Markets — 0.2%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	125,963
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	65,744
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$195,000	207,264
MDGH - GMTN B.V., 3.25%, 4/28/22(3)		57,000	58,285
Morgan Stanley, MTN, 3.70%, 10/23/24		270,000	291,705
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		150,000	154,057
SURA Asset Management SA, 4.375%, 4/11/27		55,000	54,016
			957,034
Chemicals — 0.1%
CF Industries, Inc., 3.45%, 6/1/23		95,000	96,781
Element Solutions, Inc., 5.875%, 12/1/25(3)		80,000	79,900
Equate Petrochemical BV, 4.25%, 11/3/26(3)		46,000	44,803
Huntsman International LLC, 5.125%, 11/15/22		85,000	85,880
Olin Corp., 5.125%, 9/15/27		70,000	64,344
Tronox Finance plc, 5.75%, 10/1/25(3)		30,000	26,769
			398,477
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		100,000	103,295
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		60,000	59,374
Republic Services, Inc., 3.55%, 6/1/22		100,000	104,428
RR Donnelley & Sons Co., 6.00%, 4/1/24		90,000	83,457
			350,554
Communications Equipment†
CommScope Technologies LLC, 6.00%, 6/15/25(3)		85,000	76,173
CommScope, Inc., 5.50%, 3/1/24(3)		74,000	74,385
			150,558
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		115,000	104,098
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/1/31		70,000	85,493
Capital One Financial Corp., 3.80%, 1/31/28		180,000	183,432
Navient Corp., 5.00%, 10/26/20		65,000	63,924
Navient Corp., 5.50%, 1/25/23		220,000	205,425
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		90,000	83,092
			621,366

Containers and Packaging — 0.1%
Ball Corp., 5.00%, 3/15/22	40,000	42,078
Ball Corp., 5.25%, 7/1/25	35,000	38,769
Berry Global, Inc., 5.50%, 5/15/22	85,000	85,552
Berry Global, Inc., 5.125%, 7/15/23	60,000	60,750
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(3)	40,000	37,138
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(3)	40,000	40,608
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)	100,000	101,020
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)	200,000	201,680
Sealed Air Corp., 5.125%, 12/1/24(3)	105,000	109,069
		716,664
Diversified Financial Services — 0.1%
Fiore Capital LLC, VRDN, 1.50%, 5/5/20 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
Voya Financial, Inc., VRN, 5.65%, 5/15/53	75,000	73,631
		523,631
Diversified Telecommunication Services — 0.2%
Altice France SA, 7.375%, 5/1/26(3)	140,000	146,951
AT&T, Inc., 3.80%, 2/15/27	60,000	64,837
AT&T, Inc., 4.10%, 2/15/28	30,000	33,155
AT&T, Inc., 5.15%, 11/15/46	49,000	58,882
CenturyLink, Inc., 5.80%, 3/15/22	90,000	92,555
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	106,210
Level 3 Financing, Inc., 5.375%, 8/15/22	134,000	134,362
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	56,111
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)	86,000	90,515
Telefonica Emisiones SA, 5.46%, 2/16/21	10,000	10,302
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)	115,000	108,628
Verizon Communications, Inc., 4.40%, 11/1/34	210,000	255,839
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	52,381
Verizon Communications, Inc., 5.01%, 8/21/54	30,000	43,245
		1,253,973
Electric Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	54,756
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	47,504
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	74,542
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	46,725
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	48,882
Exelon Corp., 4.45%, 4/15/46	20,000	23,911
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	41,868
FirstEnergy Corp., 4.85%, 7/15/47	20,000	25,830
Florida Power & Light Co., 3.95%, 3/1/48	30,000	38,142
Greenko Investment Co., 4.875%, 8/16/23(3)	57,000	51,607
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)	57,000	64,128
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	77,757
NRG Energy, Inc., 7.25%, 5/15/26	75,000	80,974
Progress Energy, Inc., 3.15%, 4/1/22	40,000	41,200
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	21,100
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	23,004
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	66,244

Xcel Energy, Inc., 3.35%, 12/1/26	30,000	32,723
		860,897
Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24	105,000	40,666
Entertainment†
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	23,250
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	47,000
		70,250
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27	90,000	97,618
Essex Portfolio LP, 3.25%, 5/1/23	20,000	20,420
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	68,162
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	123,594
Iron Mountain, Inc., 4.875%, 9/15/27(3)	100,000	98,080
Kilroy Realty LP, 3.80%, 1/15/23	60,000	61,189
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	91,837
		560,900
Food and Staples Retailing†
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	150,000	155,625
Kroger Co. (The), 3.875%, 10/15/46	30,000	32,162
Walmart, Inc., 2.55%, 4/11/23	4,000	4,213
		192,000
Food Products — 0.2%
B&G Foods, Inc., 5.25%, 4/1/25	80,000	81,416
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)	60,000	61,389
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)	80,000	81,401
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	90,000	92,223
MHP SE, 7.75%, 5/10/24(3)	71,000	69,569
Minerva Luxembourg SA, 5.875%, 1/19/28(3)	40,000	37,022
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)	280,000	284,292
Post Holdings, Inc., 5.00%, 8/15/26(3)	200,000	200,180
		907,492
Gas Utilities†
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	143,000	149,577
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	114,000	117,894
		267,471
Health Care Equipment and Supplies†
Medtronic, Inc., 3.50%, 3/15/25	58,000	64,804
Medtronic, Inc., 4.375%, 3/15/35	36,000	45,817
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(3)	12,000	10,984
		121,605
Health Care Providers and Services — 0.2%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	24,176
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	66,836
Aetna, Inc., 2.75%, 11/15/22	60,000	61,873
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	93,625
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(3)	55,000	37,056
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(3)	17,000	16,256
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(3)	42,000	16,800

CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(3)		150,000	111,420
CommonSpirit Health, 2.95%, 11/1/22		40,000	40,366
CVS Health Corp., 3.50%, 7/20/22		50,000	52,173
CVS Health Corp., 4.30%, 3/25/28		120,000	135,437
CVS Health Corp., 4.78%, 3/25/38		40,000	47,272
DaVita, Inc., 5.125%, 7/15/24		107,000	109,161
DaVita, Inc., 5.00%, 5/1/25		155,000	157,616
Encompass Health Corp., 5.75%, 11/1/24		32,000	32,326
HCA, Inc., 4.50%, 2/15/27		70,000	75,832
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		45,000	25,070
Tenet Healthcare Corp., 6.75%, 6/15/23		50,000	50,210
Tenet Healthcare Corp., 5.125%, 5/1/25		150,000	141,188
UnitedHealth Group, Inc., 2.875%, 3/15/22		80,000	82,709
UnitedHealth Group, Inc., 3.75%, 7/15/25		80,000	89,523
UnitedHealth Group, Inc., 4.75%, 7/15/45		50,000	65,956
			1,532,881
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)		130,000	131,326
Boyd Gaming Corp., 6.375%, 4/1/26		75,000	67,901
Eldorado Resorts, Inc., 7.00%, 8/1/23		160,000	154,768
Golden Nugget, Inc., 6.75%, 10/15/24(3)		140,000	110,075
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25		90,000	89,532
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(3)		45,000	46,296
McDonald's Corp., MTN, 3.375%, 5/26/25		30,000	32,530
McDonald's Corp., MTN, 4.70%, 12/9/35		20,000	24,777
MGM Resorts International, 6.00%, 3/15/23		135,000	131,990
MGM Resorts International, 4.625%, 9/1/26		39,000	35,131
Penn National Gaming, Inc., 5.625%, 1/15/27(3)		175,000	146,492
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)		235,000	210,607
Yum! Brands, Inc., 3.75%, 11/1/21		50,000	50,488
			1,231,913
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27		90,000	69,867
Meritage Homes Corp., 5.125%, 6/6/27		190,000	182,799
PulteGroup, Inc., 5.50%, 3/1/26		100,000	106,955
Taylor Morrison Communities, Inc., 5.875%, 1/31/25(3)		115,000	109,181
Toll Brothers Finance Corp., 4.35%, 2/15/28		50,000	49,605
			518,407
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		65,000	66,092
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	40,150
			106,242
Independent Power and Renewable Electricity Producers†
Listrindo Capital BV, 4.95%, 9/14/26		57,000	55,136
Industrial Conglomerates†
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)		229,000	229,131
Insurance — 0.1%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	121,757
American International Group, Inc., 4.125%, 2/15/24		$110,000	119,179

American International Group, Inc., 4.50%, 7/16/44		40,000	44,228
AXA SA, 7.125%, 12/15/20	GBP	20,000	25,943
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$70,000	75,907
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	33,448
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49		29,000	31,010
Markel Corp., 4.90%, 7/1/22		70,000	74,555
MetLife, Inc., 4.125%, 8/13/42		30,000	35,027
WR Berkley Corp., 4.625%, 3/15/22		40,000	41,645
			602,699
Interactive Media and Services†
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)		90,000	89,223
Tencent Holdings Ltd., 3.80%, 2/11/25(3)		86,000	92,697
			181,920
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		200,000	206,890
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	96,543
Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)		150,000	157,087
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)		60,000	62,580
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		70,000	78,997
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		50,000	65,382
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		100,000	113,390
Comcast Corp., 6.40%, 5/15/38		100,000	145,817
CSC Holdings LLC, 5.875%, 9/15/22		125,000	130,712
CSC Holdings LLC, 5.375%, 7/15/23(3)		100,000	101,645
CSC Holdings LLC, 6.625%, 10/15/25(3)		100,000	105,210
CSC Holdings LLC, 5.50%, 5/15/26(3)		50,000	52,040
DISH DBS Corp., 6.75%, 6/1/21		100,000	100,055
DISH DBS Corp., 5.00%, 3/15/23		130,000	124,638
Gray Television, Inc., 5.125%, 10/15/24(3)		100,000	99,020
Gray Television, Inc., 5.875%, 7/15/26(3)		175,000	168,814
Lamar Media Corp., 5.00%, 5/1/23		90,000	90,563
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)		140,000	136,878
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)		120,000	110,090
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)		95,000	96,088
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		55,000	56,994
TEGNA, Inc., 5.50%, 9/15/24(3)		130,000	131,059
Videotron Ltd., 5.00%, 7/15/22		75,000	77,531
VTR Finance BV, 6.875%, 1/15/24		129,000	129,053
Ziggo BV, 5.50%, 1/15/27(3)		150,000	153,277
			2,486,920
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		75,000	74,704
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		220,000	158,675
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)		90,000	84,649
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	45,640
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)		140,000	124,096
Freeport-McMoRan, Inc., 3.55%, 3/1/22		17,000	17,207

Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	203,347
HTA Group Ltd., 9.125%, 3/8/22(3)	86,000	85,054
Nexa Resources SA, 5.375%, 5/4/27	128,000	118,669
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	115,628
Teck Resources Ltd., 6.25%, 7/15/41	40,000	37,747
Vedanta Resources Ltd., 6.125%, 8/9/24(3)	121,000	43,294
		1,108,710
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)	114,000	120,704
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)	86,000	89,010
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	46,086
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	35,774
NiSource, Inc., 5.65%, 2/1/45	40,000	55,523
Sempra Energy, 2.875%, 10/1/22	70,000	71,856
Sempra Energy, 3.25%, 6/15/27	50,000	52,367
Sempra Energy, 4.00%, 2/1/48	30,000	33,819
		505,139
Oil, Gas and Consumable Fuels — 0.5%
Antero Resources Corp., 5.625%, 6/1/23	35,000	20,788
Callon Petroleum Co., 6.25%, 4/15/23	70,000	14,368
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	90,000	93,357
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	190,000	190,174
Chesapeake Energy Corp., 11.50%, 1/1/25(3)	49,000	1,838
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	143,000	146,875
CNX Resources Corp., 5.875%, 4/15/22	147,000	145,530
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	29,408
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	65,362
Denbury Resources, Inc., 9.00%, 5/15/21(3)	50,000	9,283
Ecopetrol SA, 5.875%, 5/28/45	185,000	163,188
Enbridge, Inc., 4.00%, 10/1/23	40,000	41,259
Energy Transfer Operating LP, 3.60%, 2/1/23	12,000	11,690
Energy Transfer Operating LP, 6.50%, 2/1/42	40,000	40,459
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	139,297
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(3)	79,000	84,046
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(3)	79,000	108,637
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	30,000	25,569
Gulfport Energy Corp., 6.00%, 10/15/24	75,000	37,781
Gulfport Energy Corp., 6.375%, 5/15/25	95,000	45,363
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(3)	40,000	22,592
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	103,844
MEG Energy Corp., 7.00%, 3/31/24(3)	60,000	42,912
MEG Energy Corp., 6.50%, 1/15/25(3)	62,000	50,936
MPLX LP, 6.25%, 10/15/22(3)	22,000	22,004
MPLX LP, 4.875%, 6/1/25	140,000	136,738
MPLX LP, 4.50%, 4/15/38	20,000	17,870
MPLX LP, 5.20%, 3/1/47	10,000	9,566
NuStar Logistics LP, 4.75%, 2/1/22	40,000	37,482
Oasis Petroleum, Inc., 6.875%, 3/15/22	175,000	27,125
Ovintiv, Inc., 6.50%, 2/1/38	30,000	18,482

Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)	160,000	144,592
Petrobras Global Finance BV, 5.75%, 2/1/29	220,000	210,925
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	19,200
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	26,625
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	65,280
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	38,850
QEP Resources, Inc., 5.375%, 10/1/22	150,000	52,808
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	6,441	6,535
Reliance Industries Ltd., 4.125%, 1/28/25	185,000	190,740
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	60,000	62,853
SM Energy Co., 5.00%, 1/15/24	70,000	22,589
Southwestern Energy Co., 6.20%, 1/23/25	150,000	133,680
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	136,155
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	94,000	85,187
Williams Cos., Inc. (The), 4.55%, 6/24/24	130,000	135,787
Williams Cos., Inc. (The), 5.10%, 9/15/45	50,000	52,090
WPX Energy, Inc., 8.25%, 8/1/23	65,000	62,874
		3,350,593
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	43,122
Pharmaceuticals — 0.1%
Allergan Finance LLC, 3.25%, 10/1/22	88,000	90,357
Allergan Funding SCS, 3.85%, 6/15/24	100,000	107,269
Allergan Funding SCS, 4.55%, 3/15/35	40,000	46,220
Bausch Health Cos., Inc., 5.50%, 3/1/23(3)	47,000	46,765
Bausch Health Cos., Inc., 7.00%, 3/15/24(3)	50,000	52,144
Bausch Health Cos., Inc., 6.125%, 4/15/25(3)	120,000	121,899
Bristol-Myers Squibb Co., 3.25%, 8/15/22(3)	50,000	52,630
Bristol-Myers Squibb Co., 3.625%, 5/15/24(3)	150,000	165,189
		682,473
Professional Services†
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	95,000	96,781
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	38,120
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	14,871
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	95,958
Hertz Corp. (The), 6.25%, 10/15/22(7)	65,000	16,006
Union Pacific Corp., 3.84%, 3/20/60(3)	80,000	87,924
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	203,540
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	50,815
		507,234
Semiconductors and Semiconductor Equipment†
NXP BV / NXP Funding, LLC, 3.875%, 9/1/22(3)	75,000	77,784
Software — 0.1%
Infor US, Inc., 6.50%, 5/15/22	263,000	264,407
Oracle Corp., 3.625%, 7/15/23	90,000	97,486
Oracle Corp., 2.65%, 7/15/26	50,000	53,296
		415,189
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 4/15/50	50,000	55,286

L Brands, Inc., 5.625%, 2/15/22	140,000	123,823
PetSmart, Inc., 5.875%, 6/1/25(3)	60,000	60,825
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	110,000	109,038
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	133,245
		482,217
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	195,000	202,673
EMC Corp., 2.65%, 6/1/20	15,000	14,972
NCR Corp., 5.00%, 7/15/22	100,000	100,065
Western Digital Corp., 4.75%, 2/15/26	80,000	81,975
		399,685
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	90,000	90,440
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	100,000	88,895
Transportation Infrastructure†
Rumo Luxembourg Sarl, 7.375%, 2/9/24	100,000	105,520
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(3)	130,000	129,129
GTH Finance BV, 7.25%, 4/26/23(3)	87,000	95,292
Millicom International Cellular SA, 5.125%, 1/15/28(3)	143,000	133,648
Sprint Corp., 7.25%, 9/15/21	80,000	84,264
Sprint Corp., 7.875%, 9/15/23	70,000	79,100
Sprint Corp., 7.125%, 6/15/24	315,000	355,225
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	134,089
T-Mobile USA, Inc., 6.50%, 1/15/26	100,000	105,965
		1,116,712
TOTAL CORPORATE BONDS (Cost $31,663,782)		30,701,890
U.S. TREASURY SECURITIES — 4.5%
U.S. Treasury Bills, 1.59%, 5/14/20(4)	1,350,000	1,349,970
U.S. Treasury Bills, 1.27%, 5/28/20(4)	850,000	849,963
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	337,500
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	60,511
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	1,350,000	1,876,078
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	137,113
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	68,914
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(5)	2,538,792	2,858,075
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,498,807	1,698,451
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	256,542	303,844
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,590,406	3,246,285
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	430,852	625,277
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	755,561	892,602
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	348,787	404,211
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,276,408	1,723,877
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,340,182	1,621,469
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	428,644	542,677
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	831,473	853,995
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,076,950	3,156,652
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,306,392	1,377,425

U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,723,137	3,844,609
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	358,561	398,240
U.S. Treasury Notes, 2.00%, 12/31/21(5)	200,000	205,969
U.S. Treasury Notes, 2.25%, 8/15/27(5)	200,000	224,539
TOTAL U.S. TREASURY SECURITIES (Cost $25,525,138)		28,658,246
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.31%, (12-month LIBOR plus 1.86%), 7/1/36	18,152	18,959
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.14%), 10/1/36	26,574	27,752
FHLMC, VRN, 4.11%, (1-year H15T1Y plus 2.25%), 4/1/37	32,378	33,927
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.78%), 9/1/40	18,517	19,226
FHLMC, VRN, 4.68%, (12-month LIBOR plus 1.88%), 5/1/41	8,478	8,840
FHLMC, VRN, 4.00%, (12-month LIBOR plus 1.87%), 7/1/41	24,144	25,253
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	7,612	7,838
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	3,235	3,245
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	129	130
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35	23,553	23,978
FNMA, VRN, 3.51%, (6-month LIBOR plus 1.57%), 6/1/35	34,513	35,132
FNMA, VRN, 3.37%, (6-month LIBOR plus 1.54%), 9/1/35	8,734	8,898
FNMA, VRN, 4.11%, (1-year H15T1Y plus 2.16%), 3/1/38	27,599	28,754
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	4,818	5,000
FNMA, VRN, 3.89%, (12-month LIBOR plus 1.84%), 3/1/40	8,674	9,025
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40	23,574	24,472
		280,429
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, 7.00%, 8/1/29	400	446
FHLMC, 8.00%, 7/1/30	3,048	3,721
FHLMC, 5.50%, 12/1/33	23,654	26,798
FHLMC, 6.00%, 11/1/38	114,146	131,336
FHLMC, 3.50%, 4/1/49	1,582,088	1,675,891
FNMA, 5.00%, 9/1/20	910	955
FNMA, 7.00%, 6/1/26	179	201
FNMA, 7.00%, 1/1/29	3,134	3,388
FNMA, 6.50%, 4/1/29	4,682	5,297
FNMA, 6.50%, 8/1/29	2,432	2,782
FNMA, 6.50%, 12/1/29	7,057	7,875
FNMA, 7.00%, 3/1/30	1,602	1,792
FNMA, 7.50%, 9/1/30	1,007	1,191
FNMA, 5.00%, 7/1/31	3,122	3,424
FNMA, 7.00%, 9/1/31	3,985	4,264
FNMA, 6.50%, 1/1/32	1,675	1,922
FNMA, 6.50%, 8/1/32	2,734	3,143
FNMA, 6.50%, 11/1/32	27,352	31,931
FNMA, 5.50%, 6/1/33	9,913	11,232
FNMA, 5.50%, 8/1/33	16,451	18,811
FNMA, 5.00%, 11/1/33	109,754	125,505
FNMA, 3.50%, 3/1/34	73,177	77,743
FNMA, 4.50%, 9/1/35	59,800	65,741
FNMA, 5.00%, 2/1/36	81,574	93,308

FNMA, 5.50%, 1/1/37		57,416	65,754
FNMA, 6.50%, 8/1/37		15,840	18,312
FNMA, 5.00%, 4/1/40		207,814	237,875
FNMA, 4.00%, 1/1/41		680,170	762,195
FNMA, 4.50%, 7/1/41		317,373	352,975
FNMA, 4.50%, 9/1/41		29,638	32,976
FNMA, 4.00%, 12/1/41		217,281	240,685
FNMA, 3.50%, 5/1/42		178,201	193,110
FNMA, 3.50%, 6/1/42		104,263	113,642
FNMA, 3.00%, 11/1/42		361,773	387,002
FNMA, 3.00%, 11/1/46		423,834	450,462
FNMA, 6.50%, 8/1/47		5,687	6,125
FNMA, 6.50%, 9/1/47		11,516	12,373
FNMA, 6.50%, 9/1/47		553	595
FNMA, 6.50%, 9/1/47		6,055	6,502
FNMA, 3.00%, 4/1/48		421,474	451,394
FNMA, 4.50%, 7/1/48		827,992	896,484
FNMA, 4.00%, 1/1/49		1,212,968	1,292,888
FNMA, 3.50%, 6/1/49		2,216,257	2,346,210
FNMA, 3.00%, 11/1/49		1,969,742	2,083,000
GNMA, 7.50%, 10/15/25		808	823
GNMA, 6.00%, 3/15/26		2,521	2,799
GNMA, 7.00%, 12/15/27		2,449	2,459
GNMA, 7.00%, 5/15/31		8,057	9,636
GNMA, 5.50%, 11/15/32		14,255	16,050
GNMA, 6.50%, 10/15/38		202,203	236,602
GNMA, 4.50%, 5/20/41		184,507	203,379
GNMA, 4.50%, 6/15/41		236,507	265,930
GNMA, 3.50%, 4/20/45		54,784	59,035
GNMA, 2.50%, 2/20/47		30,118	31,955
			13,077,924
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,708,199)			13,358,353
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.4%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	217,817
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	81,133
			298,950
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	69,000	83,435
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	41,000	48,183
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	29,000	53,491
			185,109
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	27,000	51,554
Canada — 0.1%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	134,412
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	157,926
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	165,873
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	119,739

Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	18,602
			596,552
China†
China Government Bond, 3.25%, 6/6/26	CNY	400,000	60,166
China Government Bond, 3.29%, 5/23/29	CNY	300,000	45,051
			105,217
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	101,811
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	27,052
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	38,539
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	17,240
			55,779
Finland — 0.2%
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	58,000	78,491
Finland Government Bond, 0.125%, 4/15/36(3)	EUR	1,000,000	1,102,866
			1,181,357
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	185,000	215,329
Indonesia†
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	2,000,000,000	138,782
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	92,847
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	38,807
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	253,671
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	179,000	272,833
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	130,000	167,533
			732,844
Japan — 0.5%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	767,409
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	372,507
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	252,097
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,414,529
			2,806,542
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	62,388
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	97,385
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	200,750
			298,135
Namibia†
Namibia International Bonds, 5.25%, 10/29/25		$200,000	182,153
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(6)	EUR	65,000	72,052
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	100,000	116,819
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	27,000	51,796
			240,667

Norway†
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	85,000	8,721
Norway Government Bond, 1.75%, 2/17/27(3)	NOK	510,000	54,019
			62,740
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	90,000
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	57,796
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	72,733
			130,529
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	20,311
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	67,839
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	170,664
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,572
			175,236
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	38,675
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	114,264
			152,939
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$200,000	181,250
United Kingdom — 0.1%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	192,000	441,485
United Kingdom Gilt, 4.25%, 12/7/49	GBP	65,000	164,096
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,000	5,616
			611,197
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	31,013
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,415,665)			8,896,122
ASSET-BACKED SECURITIES — 1.0%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)		81,890	79,134
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)		48,801	48,315
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 1.45%, (1-month LIBOR plus 0.70%), 3/17/37(3)		2,622	2,531
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 1.70%, (1-month LIBOR plus 0.95%), 3/17/37(3)		1,325,000	1,254,597
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 1.89%, (1-month LIBOR plus 1.08%), 6/17/37(3)		300,000	284,558
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.09%, (1-month LIBOR plus 1.28%), 6/17/37(3)		350,000	330,905
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.90%, (1-month LIBOR plus 1.15%), 7/17/37(3)		700,000	663,399
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.00%, (1-month LIBOR plus 1.25%), 1/17/38(3)		700,000	661,664
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)		36,674	35,985
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)		29,426	28,718
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)		32,126	31,399
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)		97,349	93,723
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)		100,000	100,595
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)		850,000	856,050
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)		39,909	38,799
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)		14,195	13,884

Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	258,614	249,454
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(3)	178,158	170,958
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	328,380	337,056
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	50,565	44,328
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	39,142	31,953
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	354,647	344,752
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	113,388	107,503
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	278,557	269,481
TOTAL ASSET-BACKED SECURITIES (Cost $6,263,735)		6,079,741
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	9,380	9,830
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.93%, 3/25/35	15,805	14,967
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	53,706	49,688
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.93%, 11/25/34	17,414	15,985
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.67%, 8/25/34	15,162	13,817
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.77%, 8/25/34	42,547	39,491
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.62%, 8/25/35	14,855	14,174
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.49%, 7/25/35	60,810	62,295
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	115,792	117,178
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.57%, 10/25/34	35,169	33,214
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	13,092	12,868
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.04%, 6/25/34	17,342	16,187
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.27%, 5/25/34	35,894	33,149
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	32,918	30,495
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.09%, 9/25/35	48,013	46,390
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	15,356	14,773
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.06%, 7/25/35	13,516	13,267
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.04%, 7/25/35	9,704	9,123
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.01%, 4/25/35	24,708	23,941
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	39,143	40,149
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.68%, 11/21/34	70,615	68,648
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.73%, 11/25/35	34,460	31,358
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.73%, 2/25/35	24,859	22,755
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.73%, 2/25/35	9,944	9,085
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	382,757	406,019
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.99%, (1-month LIBOR plus 1.50%), 6/25/57(3)	231,574	227,042
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	124,848	127,837
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(3)	119,400	121,855
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	172,145	175,373
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	54,741	54,811
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.78%, 7/25/34	20,672	19,667
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.23%, (1-month LIBOR plus 0.74%), 9/25/34	42,899	38,159
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	20,454	20,296
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	73,729	69,183
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.25%, 8/25/35	40,128	36,703
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	39,874	39,835

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 9/25/36	111	99
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	499	452
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	34,924	29,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.35%, 12/28/37	382	334
		2,110,219
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2013-DN2, Class M2, VRN, 5.20%, (1-month LIBOR plus 4.25%), 11/25/23	223,380	193,561
FHLMC, Series 2014-HQ2, Class M3, VRN, 4.70%, (1-month LIBOR plus 3.75%), 9/25/24	580,000	462,434
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.95%, (1-month LIBOR plus 5.00%), 12/25/28	383,786	385,205
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.30%, (1-month LIBOR plus 1.35%), 3/25/29	29,407	29,207
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.39%, (1-month LIBOR plus 3.90%), 4/25/29	737,000	736,218
FHLMC, Series 2018-DNA1, Class M1, VRN, 0.94%, (1-month LIBOR plus 0.45%), 7/25/30	2,861	2,858
FNMA, Series 2014-C02, Class 1M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	48,032	36,741
FNMA, Series 2014-C02, Class 2M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	419,870	337,138
FNMA, Series 2015-C03, Class 1M2, VRN, 5.49%, (1-month LIBOR plus 5.00%), 7/25/25	516,195	389,781
FNMA, Series 2015-C04, Class 1M2, VRN, 6.19%, (1-month LIBOR plus 5.70%), 4/25/28	160,342	163,887
FNMA, Series 2016-C03, Class 2M2, VRN, 6.39%, (1-month LIBOR plus 5.90%), 10/25/28	102,017	105,779
FNMA, Series 2017-C03, Class 1M2, VRN, 3.49%, (1-month LIBOR plus 3.00%), 10/25/29	75,000	71,889
FNMA, Series 2017-C06, Class 2M2, VRN, 3.29%, (1-month LIBOR plus 2.80%), 2/25/30	82,813	74,022
FNMA, Series 2017-C07, Class 1M2, VRN, 2.89%, (1-month LIBOR plus 2.40%), 5/25/30	650,000	588,694
		3,577,414
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,036,040)		5,687,633
COLLATERALIZED LOAN OBLIGATIONS — 0.7%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(3)	600,000	583,532
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.24%, (3-month LIBOR plus 1.55%), 5/15/30(3)	300,000	271,459
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.16%, (3-month LIBOR plus 1.02%), 4/20/31(3)	600,000	554,493
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 2.59%, (3-month LIBOR plus 1.45%), 4/20/31(3)	100,000	89,006
CBAM Ltd., Series 2018-5A, Class B1, VRN, 2.53%, (3-month LIBOR plus 1.40%), 4/17/31(3)	325,000	294,015
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.00%, (3-month LIBOR plus 0.98%), 4/24/31(3)	300,000	289,265
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 3.23%, (3-month LIBOR plus 2.05%), 4/15/33(3)	250,000	220,877
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.30%), 10/20/32(3)	400,000	381,084
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.26%, (3-month LIBOR plus 1.12%), 7/20/31(3)	400,000	385,932
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/20/31(3)	200,000	184,030
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 2.82%, (3-month LIBOR plus 1.60%), 1/15/33(3)	500,000	463,202
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.72%, (3-month LIBOR plus 1.50%), 4/15/31(3)	300,000	279,033
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(3)	25,000	22,822
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.01%, (3-month LIBOR plus 1.70%), 4/18/33(3)	500,000	432,788
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,788,353)		4,451,538
COMMERCIAL PAPER(4) — 0.5%
Bennington Stark Capital Co. LLC, 1.68%, 5/21/20 (LOC: Societe Generale SA)(3)	1,000,000	999,874
Crown Point Capital Co. LLC, 1.24%, 8/14/20(3)	500,000	499,271
National Australia Bank Ltd., VRN, 0.67%, 6/25/20(3)	125,000	125,017
Societe Generale SA, 0.71%, 8/24/20(3)	500,000	499,449
Thunder Bay Funding LLC, VRN, 0.24%, (Daily EFFR plus 0.20%), 7/20/20(3)	500,000	499,647
Toyota Motor Credit Corp., 1.53%, 8/13/20(3)	700,000	697,489
TOTAL COMMERCIAL PAPER (Cost $3,318,142)		3,320,747

EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value ETF	3,609	135,157
iShares Russell 1000 Growth ETF	6,949	1,200,648
iShares Russell Mid-Cap Value ETF	15,367	1,116,259
Schwab International Small-Cap Equity ETF	3,214	87,099
SPDR S&P 500 ETF Trust	397	115,321
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,492,057)		2,654,484
MUNICIPAL SECURITIES — 0.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	152,028
Grand Traverse County Hospital Finance Authority Rev., (Munson Healthcare Obligated Group), VRDN, 0.23%, 5/5/20 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	18,177
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	12,156
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	62,965
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	45,931
New York City GO, 6.27%, 12/1/37	5,000	7,044
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	89,297
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	44,784
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	118,997
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	189,836
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	13,739
State of California GO, 4.60%, 4/1/38	30,000	33,699
State of California GO, 7.55%, 4/1/39	20,000	33,623
State of California GO, 7.30%, 10/1/39	25,000	39,726
State of California GO, 7.60%, 11/1/40	40,000	69,117
State of Washington GO, 5.14%, 8/1/40	20,000	27,260
TOTAL MUNICIPAL SECURITIES (Cost $1,718,674)		1,958,379
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	200,000	207,681
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	200,000	193,056
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	94,642
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $510,976)		495,379
PREFERRED STOCKS — 0.1%
Insurance — 0.1%
Assicurazioni Generali SpA, MTN, 4.60%	100,000	112,891
CNP Assurances, 4.00%	100,000	118,284
Intesa Sanpaolo Vita SpA, 4.75%	100,000	112,304
TOTAL PREFERRED STOCKS (Cost $369,950)		343,479
TEMPORARY CASH INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,006,937)	11,006,937	11,006,937
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $619,464,039)		643,503,015
OTHER ASSETS AND LIABILITIES — (0.6)%		(3,546,172)
TOTAL NET ASSETS — 100.0%		$639,956,843

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	260,776	USD	161,113	UBS AG	6/17/20	$8,845
AUD	479,344	USD	291,892	UBS AG	6/17/20	20,514
USD	122,088	AUD	192,065	UBS AG	6/17/20	(3,088)
USD	320,516	AUD	530,559	UBS AG	6/17/20	(25,269)
USD	156,513	AUD	242,634	UBS AG	6/17/20	(1,620)
BRL	1,673,542	USD	341,470	Goldman Sachs & Co.	6/17/20	(34,735)
USD	335,648	BRL	1,673,542	Goldman Sachs & Co.	6/17/20	28,914
CAD	200,321	USD	138,256	Morgan Stanley	6/17/20	5,671
CAD	36,117	USD	24,745	Morgan Stanley	6/30/20	1,206
CAD	30,336	USD	20,784	Morgan Stanley	6/30/20	1,013
CAD	14,103	USD	9,814	Morgan Stanley	6/30/20	319
CAD	44,081	USD	30,394	Morgan Stanley	6/30/20	1,278
CAD	30,106	USD	20,758	Morgan Stanley	6/30/20	873
CAD	23,201	USD	16,415	Morgan Stanley	6/30/20	255
CAD	15,231	USD	10,852	Morgan Stanley	6/30/20	91
CAD	23,427	USD	16,890	Morgan Stanley	6/30/20	(58)
CAD	16,546	USD	11,914	Morgan Stanley	6/30/20	(25)
CAD	13,433	USD	9,687	Morgan Stanley	6/30/20	(35)
CAD	14,027	USD	10,011	Morgan Stanley	6/30/20	68
CAD	12,388	USD	8,716	Morgan Stanley	6/30/20	185
CAD	14,207	USD	10,077	Morgan Stanley	6/30/20	131
CAD	12,670	USD	9,087	Morgan Stanley	6/30/20	16
USD	412,947	CAD	570,812	Morgan Stanley	6/17/20	2,828
USD	183,719	CAD	256,035	Morgan Stanley	6/17/20	(238)
USD	145,187	CAD	205,317	Morgan Stanley	6/17/20	(2,330)
USD	278,123	CAD	392,568	Morgan Stanley	6/17/20	(3,930)
USD	221,534	CAD	322,975	Morgan Stanley	6/30/20	(10,528)
USD	306,230	CAD	446,452	Morgan Stanley	6/30/20	(14,553)
USD	6,380	CAD	9,179	Morgan Stanley	6/30/20	(215)
USD	24,123	CAD	34,707	Morgan Stanley	6/30/20	(814)
USD	32,773	CAD	47,047	Morgan Stanley	6/30/20	(1,031)
USD	7,947	CAD	11,408	Morgan Stanley	6/30/20	(250)
USD	14,464	CAD	20,441	Morgan Stanley	6/30/20	(223)
USD	29,176	CAD	41,233	Morgan Stanley	6/30/20	(450)
USD	12,682	CAD	17,850	Morgan Stanley	6/30/20	(144)
USD	50,489	CAD	71,845	Morgan Stanley	6/30/20	(1,132)
USD	5,413	CAD	7,703	Morgan Stanley	6/30/20	(121)
USD	18,116	CAD	25,792	Morgan Stanley	6/30/20	(416)
USD	11,609	CAD	16,401	Morgan Stanley	6/30/20	(176)
USD	6,303	CAD	8,905	Morgan Stanley	6/30/20	(95)
USD	12,215	CAD	17,256	Morgan Stanley	6/30/20	(183)
USD	9,126	CAD	12,799	Morgan Stanley	6/30/20	(70)
USD	19,167	CAD	26,900	Morgan Stanley	6/30/20	(161)
USD	11,569	CAD	16,288	Morgan Stanley	6/30/20	(134)
USD	13,441	CAD	18,969	Morgan Stanley	6/30/20	(189)
USD	8,090	CAD	11,492	Morgan Stanley	6/30/20	(167)
USD	26,315	CAD	37,401	Morgan Stanley	6/30/20	(558)

USD	8,153	CAD	11,528	Morgan Stanley	6/30/20	(130)
USD	9,207	CAD	12,943	Morgan Stanley	6/30/20	(93)
USD	12,373	CAD	17,268	Morgan Stanley	6/30/20	(34)
USD	8,913	CAD	12,427	Morgan Stanley	6/30/20	(16)
USD	14,322	CAD	20,022	Morgan Stanley	6/30/20	(64)
USD	8,181	CAD	11,437	Morgan Stanley	6/30/20	(37)
CHF	32,841	USD	33,469	UBS AG	6/30/20	608
CHF	8,414	USD	8,648	UBS AG	6/30/20	83
USD	183,999	CHF	172,448	UBS AG	6/17/20	5,129
USD	252,250	CHF	243,813	UBS AG	6/30/20	(742)
USD	12,657	CHF	12,471	UBS AG	6/30/20	(283)
USD	3,844	CHF	3,758	UBS AG	6/30/20	(55)
USD	5,655	CHF	5,508	UBS AG	6/30/20	(60)
USD	45,025	CHF	43,210	UBS AG	6/30/20	188
USD	9,468	CHF	9,111	UBS AG	6/30/20	14
USD	7,503	CHF	7,311	UBS AG	6/30/20	(83)
USD	10,893	CHF	10,510	UBS AG	6/30/20	(13)
USD	63,220	CHF	61,628	UBS AG	6/30/20	(728)
USD	94,629	CHF	92,072	UBS AG	6/30/20	(910)
USD	99,001	CHF	95,474	UBS AG	6/30/20	(67)
CLP	296,851,832	USD	349,237	Goldman Sachs & Co.	6/17/20	6,705
USD	345,403	CLP	296,631,699	Goldman Sachs & Co.	6/17/20	(10,276)
USD	100,536	CNY	708,679	Goldman Sachs & Co.	6/17/20	431
COP	782,333,484	USD	191,748	Goldman Sachs & Co.	6/17/20	5,091
COP	580,593,474	USD	143,339	Goldman Sachs & Co.	6/17/20	2,741
COP	1,154,990,324	USD	285,352	Goldman Sachs & Co.	6/17/20	5,249
USD	320,009	COP	1,294,116,893	Goldman Sachs & Co.	6/17/20	(5,597)
USD	159,430	COP	663,228,561	Goldman Sachs & Co.	6/17/20	(7,442)
USD	140,213	COP	560,571,828	Goldman Sachs & Co.	6/17/20	(830)
USD	147,660	COP	599,868,886	Goldman Sachs & Co.	6/17/20	(3,270)
CZK	4,272,394	USD	182,747	UBS AG	6/17/20	(9,892)
CZK	7,224,270	USD	295,616	UBS AG	6/17/20	(3,332)
CZK	3,593,300	USD	139,243	UBS AG	6/17/20	6,137
CZK	3,649,437	USD	142,897	UBS AG	6/17/20	4,755
USD	212,630	CZK	4,944,211	UBS AG	6/17/20	12,593
USD	278,763	CZK	7,243,091	UBS AG	6/17/20	(14,283)
USD	288,171	CZK	7,231,934	UBS AG	6/17/20	(4,423)
USD	68,557	DKK	452,912	Goldman Sachs & Co.	6/17/20	1,985
EUR	33,214	USD	35,674	Credit Suisse AG	6/30/20	764
EUR	56,179	USD	60,340	Credit Suisse AG	6/30/20	1,293
EUR	37,443	USD	40,101	Credit Suisse AG	6/30/20	977
EUR	1,192	USD	1,285	Credit Suisse AG	6/30/20	22
EUR	34,453	USD	38,278	Credit Suisse AG	6/30/20	(480)
EUR	79,351	USD	87,877	Credit Suisse AG	6/30/20	(821)
EUR	21,266	USD	23,551	Credit Suisse AG	6/30/20	(220)
EUR	40,275	USD	43,817	Credit Suisse AG	6/30/20	369
EUR	11,178	USD	12,161	Credit Suisse AG	6/30/20	102
EUR	37,398	USD	40,419	Credit Suisse AG	6/30/20	609
EUR	50,646	USD	54,847	Credit Suisse AG	6/30/20	717
EUR	7,990	USD	8,684	Credit Suisse AG	6/30/20	81

EUR	42,792	USD	46,511	Credit Suisse AG	6/30/20	436
EUR	8,513	USD	9,225	Credit Suisse AG	6/30/20	114
EUR	53,334	USD	57,796	Credit Suisse AG	6/30/20	717
USD	3,068,346	EUR	2,821,169	JPMorgan Chase Bank N.A.	5/20/20	(24,087)
USD	1,072,600	EUR	990,928	JPMorgan Chase Bank N.A.	5/20/20	(13,608)
USD	293,825	EUR	270,236	Credit Suisse AG	6/30/20	(2,650)
USD	1,120,101	EUR	1,030,177	Credit Suisse AG	6/30/20	(10,102)
USD	1,762,064	EUR	1,620,601	Credit Suisse AG	6/30/20	(15,892)
USD	26,667	EUR	24,828	Credit Suisse AG	6/30/20	(571)
USD	20,688	EUR	19,316	Credit Suisse AG	6/30/20	(504)
USD	38,856	EUR	36,033	Credit Suisse AG	6/30/20	(675)
USD	19,180	EUR	17,786	Credit Suisse AG	6/30/20	(333)
USD	118,268	EUR	108,516	Credit Suisse AG	6/30/20	(784)
USD	56,138	EUR	51,509	Credit Suisse AG	6/30/20	(372)
USD	34,740	EUR	31,875	Credit Suisse AG	6/30/20	(230)
USD	59,435	EUR	53,706	Credit Suisse AG	6/30/20	514
USD	18,362	EUR	16,631	Credit Suisse AG	6/30/20	116
USD	71,876	EUR	65,626	Credit Suisse AG	6/30/20	(122)
USD	54,125	EUR	50,079	Credit Suisse AG	6/30/20	(816)
USD	6,885	EUR	6,325	Credit Suisse AG	6/30/20	(54)
USD	61,348	EUR	55,925	Credit Suisse AG	6/30/20	(7)
USD	61,923	EUR	56,607	Credit Suisse AG	6/30/20	(181)
USD	64,846	EUR	59,289	Credit Suisse AG	6/30/20	(200)
USD	13,156	EUR	12,080	Credit Suisse AG	6/30/20	(97)
USD	57,119	EUR	52,467	Credit Suisse AG	6/30/20	(442)
USD	49,448	EUR	45,537	Credit Suisse AG	6/30/20	(511)
USD	9,856	EUR	9,131	Credit Suisse AG	6/30/20	(162)
USD	50,023	EUR	46,345	Credit Suisse AG	6/30/20	(822)
USD	47,444	EUR	43,762	Credit Suisse AG	6/30/20	(568)
USD	109,572	EUR	100,663	Credit Suisse AG	6/30/20	(865)
USD	8,630	EUR	7,895	Credit Suisse AG	6/30/20	(32)
USD	58,365	EUR	53,394	Credit Suisse AG	6/30/20	(213)
USD	129,755	EUR	118,724	Credit Suisse AG	6/30/20	(497)
USD	52,317	EUR	47,869	Credit Suisse AG	6/30/20	(200)
USD	16,476	EUR	15,076	Credit Suisse AG	6/30/20	(63)
USD	11,651	EUR	10,653	Credit Suisse AG	6/30/20	(36)
GBP	268,364	USD	330,585	Bank of America N.A.	6/17/20	7,480
GBP	55,268	USD	63,887	JPMorgan Chase Bank N.A.	6/30/20	5,740
GBP	21,559	USD	24,898	JPMorgan Chase Bank N.A.	6/30/20	2,263
GBP	36,638	USD	43,105	JPMorgan Chase Bank N.A.	6/30/20	3,051
GBP	31,656	USD	39,242	JPMorgan Chase Bank N.A.	6/30/20	638
GBP	31,591	USD	39,133	JPMorgan Chase Bank N.A.	6/30/20	665
GBP	16,432	USD	20,239	JPMorgan Chase Bank N.A.	6/30/20	462
GBP	27,052	USD	33,311	JPMorgan Chase Bank N.A.	6/30/20	770
USD	1,486,098	GBP	1,171,655	Bank of America N.A.	6/17/20	10,133
USD	843,201	GBP	723,716	JPMorgan Chase Bank N.A.	6/30/20	(68,539)
USD	30,366	GBP	25,499	JPMorgan Chase Bank N.A.	6/30/20	(1,758)
USD	46,464	GBP	38,176	JPMorgan Chase Bank N.A.	6/30/20	(1,631)
USD	23,801	GBP	19,166	JPMorgan Chase Bank N.A.	6/30/20	(344)
USD	6,951	GBP	5,609	JPMorgan Chase Bank N.A.	6/30/20	(116)

USD	33,197	GBP	26,741	JPMorgan Chase Bank N.A.	6/30/20	(492)
USD	27,713	GBP	22,190	JPMorgan Chase Bank N.A.	6/30/20	(242)
USD	61,809	GBP	49,570	JPMorgan Chase Bank N.A.	6/30/20	(640)
USD	29,493	GBP	23,896	JPMorgan Chase Bank N.A.	6/30/20	(612)
USD	28,466	GBP	23,036	JPMorgan Chase Bank N.A.	6/30/20	(555)
USD	25,059	GBP	20,148	JPMorgan Chase Bank N.A.	6/30/20	(323)
USD	34,518	GBP	27,682	JPMorgan Chase Bank N.A.	6/30/20	(355)
USD	48,462	GBP	38,546	JPMorgan Chase Bank N.A.	6/30/20	(98)
USD	31,096	GBP	25,175	JPMorgan Chase Bank N.A.	6/30/20	(620)
HUF	88,767,162	USD	265,794	UBS AG	6/17/20	9,996
HUF	47,726,559	USD	147,513	UBS AG	6/17/20	769
USD	375,679	HUF	112,786,293	UBS AG	6/17/20	25,264
USD	77,378	HUF	25,266,937	UBS AG	6/17/20	(1,124)
USD	141,970	HUF	46,537,717	UBS AG	6/17/20	(2,618)
USD	149,481	HUF	49,533,357	UBS AG	6/17/20	(4,414)
IDR	10,684,534,073	USD	651,496	Goldman Sachs & Co.	6/17/20	48,365
IDR	4,819,936,470	USD	286,901	Goldman Sachs & Co.	6/17/20	28,816
USD	300,710	IDR	4,779,793,062	Goldman Sachs & Co.	6/17/20	(12,377)
USD	860,170	IDR	12,790,731,187	Goldman Sachs & Co.	6/17/20	22,348
ILS	620,053	USD	170,611	UBS AG	6/17/20	7,484
USD	171,917	ILS	621,308	UBS AG	6/17/20	(6,539)
INR	62,518,428	USD	826,963	Goldman Sachs & Co.	6/17/20	(2,815)
INR	22,002,154	USD	283,935	Goldman Sachs & Co.	6/17/20	6,108
USD	122,430	INR	9,258,747	Goldman Sachs & Co.	6/17/20	376
USD	60,633	INR	4,734,214	Goldman Sachs & Co.	6/17/20	(1,776)
USD	614,791	INR	48,525,467	Goldman Sachs & Co.	6/17/20	(24,895)
USD	281,898	INR	22,002,154	Goldman Sachs & Co.	6/17/20	(8,145)
JPY	35,306,765	USD	328,553	Bank of America N.A.	5/20/20	503
JPY	1,060,020	USD	9,670	Bank of America N.A.	6/30/20	216
JPY	2,636,308	USD	23,835	Bank of America N.A.	6/30/20	751
JPY	1,923,480	USD	17,781	Bank of America N.A.	6/30/20	157
JPY	1,454,630	USD	13,590	Bank of America N.A.	6/30/20	(24)
JPY	1,571,207	USD	14,709	Bank of America N.A.	6/30/20	(56)
JPY	2,485,890	USD	23,272	Bank of America N.A.	6/30/20	(89)
JPY	1,053,765	USD	9,688	Bank of America N.A.	6/30/20	139
JPY	1,086,210	USD	10,146	Bank of America N.A.	6/30/20	(16)
JPY	1,100,790	USD	10,254	Bank of America N.A.	6/30/20	12
JPY	822,511	USD	7,662	Bank of America N.A.	6/30/20	9
JPY	883,556	USD	8,214	Bank of America N.A.	6/30/20	26
JPY	2,106,810	USD	19,633	Bank of America N.A.	6/30/20	15
JPY	1,057,050	USD	9,925	Bank of America N.A.	6/30/20	(67)
USD	2,844,557	JPY	305,528,126	Bank of America N.A.	5/20/20	(2,937)
USD	246,047	JPY	26,558,278	Bank of America N.A.	6/30/20	(1,637)
USD	376,115	JPY	40,947,660	Bank of America N.A.	6/30/20	(5,764)
USD	15,616	JPY	1,729,626	Bank of America N.A.	6/30/20	(515)
USD	17,937	JPY	1,986,660	Bank of America N.A.	6/30/20	(591)
USD	33,895	JPY	3,706,560	Bank of America N.A.	6/30/20	(673)
USD	20,784	JPY	2,239,380	Bank of America N.A.	6/30/20	(101)
USD	9,718	JPY	1,050,840	Bank of America N.A.	6/30/20	(82)
USD	11,942	JPY	1,297,620	Bank of America N.A.	6/30/20	(159)

USD	14,412	JPY	1,552,770	Bank of America N.A.	6/30/20	(70)
USD	14,466	JPY	1,552,770	Bank of America N.A.	6/30/20	(16)
USD	20,639	JPY	2,223,450	Bank of America N.A.	6/30/20	(97)
USD	15,976	JPY	1,721,079	Bank of America N.A.	6/30/20	(75)
USD	8,878	JPY	949,222	Bank of America N.A.	6/30/20	26
USD	8,193	JPY	873,252	Bank of America N.A.	6/30/20	49
USD	10,386	JPY	1,129,950	Bank of America N.A.	6/30/20	(152)
USD	17,688	JPY	1,924,290	Bank of America N.A.	6/30/20	(258)
USD	39,328	KRW	47,268,408	Goldman Sachs & Co.	6/17/20	395
KZT	285,625,083	USD	688,917	Goldman Sachs & Co.	6/17/20	(26,809)
USD	325,695	KZT	161,219,123	Goldman Sachs & Co.	6/17/20	(48,027)
USD	133,638	KZT	63,478,058	Goldman Sachs & Co.	6/17/20	(13,511)
MXN	6,612,714	USD	285,906	JPMorgan Chase Bank N.A.	6/17/20	(13,422)
MXN	4,079,272	USD	165,838	JPMorgan Chase Bank N.A.	6/17/20	2,253
MXN	628,336	USD	27,782	Morgan Stanley	6/17/20	(1,891)
USD	198,258	MXN	4,832,741	JPMorgan Chase Bank N.A.	6/17/20	(880)
USD	62,393	MYR	266,574	Goldman Sachs & Co.	6/17/20	675
NOK	15,145,890	USD	1,445,563	Goldman Sachs & Co.	6/17/20	33,146
NOK	1,284,167	USD	114,202	Goldman Sachs & Co.	6/17/20	11,173
NOK	1,581,681	USD	151,978	Goldman Sachs & Co.	6/17/20	2,443
NOK	211,881	USD	18,905	Goldman Sachs & Co.	6/30/20	1,782
NOK	157,933	USD	15,022	Goldman Sachs & Co.	6/30/20	399
NOK	119,623	USD	11,415	Goldman Sachs & Co.	6/30/20	265
NOK	98,308	USD	9,446	Goldman Sachs & Co.	6/30/20	153
NOK	126,650	USD	11,969	Goldman Sachs & Co.	6/30/20	397
NOK	77,154	USD	7,585	Goldman Sachs & Co.	6/30/20	(52)
NOK	107,725	USD	10,229	Goldman Sachs & Co.	6/30/20	289
USD	1,232,405	NOK	12,464,790	Goldman Sachs & Co.	6/17/20	15,454
USD	143,975	NOK	1,520,069	Goldman Sachs & Co.	6/17/20	(4,431)
USD	141,620	NOK	1,523,572	Goldman Sachs & Co.	6/17/20	(7,128)
USD	298,211	NOK	3,411,980	Goldman Sachs & Co.	6/30/20	(34,932)
USD	12,882	NOK	134,478	Goldman Sachs & Co.	6/30/20	(249)
USD	16,543	NOK	173,570	Goldman Sachs & Co.	6/30/20	(405)
USD	23,755	NOK	249,409	Goldman Sachs & Co.	6/30/20	(598)
USD	7,889	NOK	82,250	Goldman Sachs & Co.	6/30/20	(142)
USD	12,265	NOK	128,833	Goldman Sachs & Co.	6/30/20	(314)
USD	9,779	NOK	101,174	Goldman Sachs & Co.	6/30/20	(100)
USD	9,358	NOK	98,263	Goldman Sachs & Co.	6/30/20	(237)
NZD	298,253	USD	184,830	UBS AG	6/17/20	(1,920)
NZD	246,193	USD	146,158	UBS AG	6/17/20	4,825
USD	176,437	NZD	298,268	UBS AG	6/17/20	(6,482)
PEN	261,536	USD	73,045	Goldman Sachs & Co.	6/17/20	4,229
USD	443,036	PEN	1,583,631	Goldman Sachs & Co.	6/17/20	(24,864)
PHP	9,575,343	USD	185,569	Goldman Sachs & Co.	6/17/20	3,704
USD	185,990	PHP	9,575,343	Goldman Sachs & Co.	6/17/20	(3,282)
PLN	486,412	USD	125,815	UBS AG	6/17/20	(8,608)
USD	176,218	PLN	725,401	UBS AG	6/17/20	1,423
RUB	11,162,348	USD	145,305	Goldman Sachs & Co.	6/17/20	3,645
USD	19,483	RUB	1,484,495	Goldman Sachs & Co.	6/17/20	(326)
SEK	5,384,445	USD	556,923	Goldman Sachs & Co.	6/17/20	(4,773)

SEK	1,527,996	USD	151,758	Goldman Sachs & Co.	6/17/20	4,931
USD	213,768	SEK	2,176,475	Goldman Sachs & Co.	6/17/20	(9,420)
USD	140,519	SEK	1,461,093	Goldman Sachs & Co.	6/17/20	(9,309)
USD	67,126	SGD	94,171	Bank of America N.A.	6/17/20	333
USD	156,187	THB	4,942,524	Goldman Sachs & Co.	6/17/20	3,424
						$(210,618)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	6	June 2020	JPY	60,000,000	$854,028	$(10,093)
Korean Treasury 10-Year Bonds	3	June 2020	KRW	300,000,000	325,101	(4,191)
U.S. Treasury 2-Year Notes	46	June 2020	USD	9,200,000	10,139,766	156,225
U.S. Treasury 5-Year Notes	66	June 2020	USD	6,600,000	8,281,969	274,687
U.S. Treasury Long Bonds	8	June 2020	USD	800,000	1,448,250	4,982
					$21,049,114	$421,610

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	1	June 2020	EUR	100,000	$191,149	$820

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$4,272,850	$237,599	$(448,478)	$(210,879)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso

CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EFFR	-	Effective Federal Funds Rate
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN		Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $25,769,988, which represented 4.0% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $675,373.

(6)	Security is a zero-coupon bond.

(7)	Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	229,053,764	54,002,610	—
Affiliated Funds	242,833,713	—	—
Corporate Bonds	—	30,701,890	—
U.S. Treasury Securities	—	28,658,246	—
U.S. Government Agency Mortgage-Backed Securities	—	13,358,353	—
Sovereign Governments and Agencies	—	8,896,122	—
Asset-Backed Securities	—	6,079,741	—
Collateralized Mortgage Obligations	—	5,687,633	—
Collateralized Loan Obligations	—	4,451,538	—
Commercial Paper	—	3,320,747	—
Exchange-Traded Funds	2,654,484	—	—
Municipal Securities	—	1,958,379	—
Commercial Mortgage-Backed Securities	—	495,379	—
Preferred Stocks	—	343,479	—
Temporary Cash Investments	11,006,937	—	—
	485,548,898	157,954,117	—
Other Financial Instruments
Futures Contracts	435,894	820	—
Forward Foreign Currency Exchange Contracts	—	408,716	—
	435,894	409,536	—
Liabilities
Other Financial Instruments
Futures Contracts	—	14,284	—
Swap Agreements	—	210,879	—
Forward Foreign Currency Exchange Contracts	—	619,334	—
	—	844,497	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$7,409	$7,308	—	$(108)	$14,609	288	—	$285
American Century Quality Diversified International ETF	—	33,273	$3,204	(2,832)	27,237	766	$85	172
American Century STOXX U.S. Quality Growth ETF	—	46,777	4,181	1,040	43,636	1,016	288	112
American Century STOXX U.S. Quality Value ETF	2,959	39,363	3,725	(5,803)	32,794	943	(16)	444
Avantis Emerging Markets Equity ETF	—	41,519	2,234	(5,718)	33,567	774	167	146
Avantis International Equity ETF	—	32,694	2,627	(4,510)	25,557	594	119	94
Avantis International Small Cap Value ETF	—	9,716	272	(1,715)	7,729	188	11	36
Avantis U.S. Equity ETF	—	52,019	2,496	(4,147)	45,376	977	166	337
Avantis U.S. Small Cap Value ETF	—	14,694	193	(2,172)	12,329	329	12	77
	$10,368	$277,363	$18,932	$(25,965)	$242,834	5,875	$832	$1,703

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.